UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21113
                                                     ---------

                     Constellation Institutional Portfolios
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
                    ----------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John H. Grady
                   Constellation Investment Management Company
                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
                    ----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (484) 329-2801
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


CONSTELLATION INSTITUTIONAL PORTFOLIOS - TIP MIDCAP CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

COMMON STOCK - 98.35%

     SHARES                                                      MARKET VALUE**
  -------------                                                  --------------

  BANKING - 7.86%
       170        City National Corp.                            $       11,869
       270        East West Bancorp, Inc.                                 9,968
       150        Global Payments Inc.                                    9,674
       235        People's Bank                                           9,623
       400        Sovereign Bancorp, Inc.                                 8,864
                                                                 --------------
                                                                         49,998
  COMMERCIAL SERVICES - 0.91%
       100        R.H. Donnelley Corp. *                                  5,809
                                                                 --------------
                                                                          5,809
  ELECTRONICS - 6.47%
       320        Amphenol Corp.                                         11,853
       580        Intersil Corp.                                         10,046
       470        Nam Tai Electronics, Inc.                              12,502
       210        Thomas & Betts Corp. *                                  6,783
                                                                 --------------
                                                                         41,184
  ENERGY - 8.76%
       180        CONSOL Energy Inc.                                      8,464
       910        El Paso Corp.                                           9,628
       180        Massey Energy Co.                                       7,207
       310        MDU Resources Group, Inc.                               8,562
       190        Noble Corp.                                            10,680
       190        Questar Corp.                                          11,258
                                                                 --------------
                                                                         55,799
  FINANCIAL - 1.51%
       580        Host Marriott Corp. (REIT)                              9,605
                                                                 --------------
                                                                          9,605
  FOOD & BEVERAGES - 2.68%
       210        Constellation Brands, Inc. *                           11,103
       190        Smithfield Foods, Inc.*                                 5,995
                                                                 --------------
                                                                         17,098
  HEALTHCARE - 9.78%
       340        Andrx Corp.*                                            7,708
       190        Barr Pharmaceuticals Inc. *                             9,278
       130        Chiron Corp.*                                           4,558
       190        Community Health Systems Inc. *                         6,633
       250        DaVita, Inc. *                                         10,463
       100        Kinetic Concepts, Inc.*                                 5,965
       160        Sepracor Inc. *                                         9,186
       170        Triad Hospitals, Inc. *                                 8,517
                                                                 --------------
                                                                         62,308
  HOTELS/RESORTS/CASINOS - 4.13%
       360        Hilton Hotels Corp.                                     8,046
       180        Station Casinos, Inc.                                  12,159
        90        Wynn Resorts, Ltd.*                                     6,097
                                                                 --------------
                                                                         26,302

CONSTELLATION INSTITUTIONAL PORTFOLIOS - TIP MIDCAP CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

COMMON STOCK - 98.35%

     SHARES                                                      MARKET VALUE**
  -------------                                                  --------------

  INSURANCE - 2.57%
       300        Assurant, Inc.                                         10,110
       190        Fidelity National Financial, Inc.                       6,259
                                                                 --------------
                                                                         16,369
  MANUFACTURING - 17.35%
       120        Ashland Inc.                                            8,096
       120        Cleveland-Cliffs Inc.                                   8,744
       680        The Goodyear Tire & Rubber Co.*                         9,078
       180        IPSCO, Inc.                                             9,180
       150        Jarden Corp.*                                           6,882
       385        Joy Global Inc.                                        13,498
       180        Lafarge North America Inc.                             10,521
       390        Olin Corp.                                              8,697
       490        Owens-Illinois, Inc. *                                 12,319
       130        Precision Castparts Corp.                              10,011
        70        Temple-Inland Inc.                                      5,079
       450        Tempur-Pedic International Inc.*                        8,397
                                                                 --------------
                                                                        110,502
  PROPERTIES - 4.36%
       100        Boston Properties, Inc. (REIT)                          6,023
       200        General Growth Properties, Inc. (REIT)                  6,820
       130        Hovnanian Enterprises, Inc. *                           6,630
       120        Vornado Realty Trust (REIT)                             8,312
                                                                 --------------
                                                                         27,785
  RETAIL - 9.09%
       420        Chico's FAS, Inc. *                                    11,869
       410        Copart, Inc.*                                           9,660
       310        Foot Locker, Inc.                                       9,083
       260        OfficeMax Inc.                                          8,710
       330        PETsMART, Inc.                                          9,488
       190        Urban Outfitters, Inc. *                                9,114
                                                                 --------------
                                                                         57,924
  TECHNOLOGY - 8.03%
       360        Check Point Software Technologies Ltd. *                7,826
       270        Cognos, Inc. *                                         11,324
       350        GTECH Holdings Corp.                                    8,236
       120        Logitech International S.A. (ADR)*                      7,306
       270        McAfee Inc. *                                           6,091
       300        SunGard Data Systems Inc.*                             10,350
                                                                 --------------
                                                                         51,133
  TELECOMMUNICATIONS - 11.23%
     1,190        Alamosa Holdings, Inc. *                               13,887
       580        American Tower Corp. *                                 10,573
       480        Leap Wireless International, Inc. *                    12,504
       170        L-3 Communications Holdings, Inc.                      12,073
       230        NII Holdings Inc. *                                    13,225
       160        SpectraSite, Inc. *                                     9,275
                                                                 --------------
                                                                         71,537

CONSTELLATION INSTITUTIONAL PORTFOLIOS - TIP MIDCAP CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

COMMON STOCK - 98.35%

     SHARES                                                      MARKET VALUE**
  -------------                                                  --------------

   TRANSPORTATION - 3.62%
       130        General Maritime Corp. *                                6,297
       490        Laidlaw International Inc. *                           10,192
       150        Ryanair Holdings plc (ADR) *                            6,566
                                                                 --------------
                                                                         23,055

TOTAL COMMON STOCK                                                      626,408
     (cost $572,698)

OTHER ASSETS LESS LIABILITIES  - 1.65%                                   10,500
                                                                 --------------

NET ASSETS   100.00%                                             $      636,908
                                                                 ==============

ADR -  American Depository Receipt

REIT - Real Estate Investment Trust

*      non-income producing securities

** Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

CONSTELLATION INSTITUTIONAL PORTFOLIOS - SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

COMMON STOCK - 91.78%

      SHARES                                                      MARKET VALUE**
  --------------                                                  --------------

  COMMERCIAL SERVICES - 14.25%
     85,191            eBay Inc.*                                 $    3,174,217
     10,136            Google Inc.*                                    1,829,649
     13,650            Moody's Corp.                                   1,103,739
                                                                  --------------
                                                                       6,107,605
  COMPUTERS - 5.42%
     60,446            Dell Inc.*                                      2,322,335
                                                                  --------------
                                                                       2,322,335
  FINANCE - 5.25%
     30,109            Capital One Financial Corp.                     2,251,250
                                                                  --------------
                                                                       2,251,250
  MEDICAL - 29.39%
     17,324            Allergan, Inc.                                  1,203,498
     20,712            Amgen Inc.*                                     1,205,646
     46,316            Genentech, Inc.*                                2,621,949
     23,452            Genzyme Corp.*                                  1,342,392
     30,345            Medtronic, Inc.                                 1,546,078
     17,080            Patterson Companies Inc.*                         853,146
     24,570            Stryker Corp.                                   1,096,068
     58,091            Teva Pharmaceutical Industries Ltd. (ADR)       1,800,821
     11,961            Zimmer Holdings, Inc.*                            930,685
                                                                  --------------
                                                                      12,600,283
  RETAIL - 20.15%
     26,285            Bed Bath & Beyond Inc.*                           960,454
     21,384            Kohl's Corp.*                                   1,104,056
     33,967            Lowe's Companies, Inc.                          1,939,176
     53,149            Starbucks Corp.*                                2,745,677
     14,963            Wal-Mart Stores, Inc.                             749,796
     25,647            Walgreen Co.                                    1,139,240
                                                                  --------------
                                                                       8,638,399
  SCHOOLS - 6.46%
     37,364            Apollo Group, Inc.*                             2,767,178
                                                                  --------------
                                                                       2,767,178
  TECHNOLOGY - 10.86%
     84,990            Cisco Systems, Inc.*                            1,520,471
     42,482            Microsoft  Corp.                                1,026,790
     43,962            QUALCOMM Inc.                                   1,611,207
     45,676            Red Hat, Inc.*                                    498,325
                                                                  --------------
                                                                       4,656,793

TOTAL COMMON STOCK                                                    39,343,843
     (cost $39,747,220)

OTHER ASSETS LESS LIABILITIES  - 8.22%                                 3,524,472
                                                                  --------------

NET ASSETS   100.00%                                              $   42,868,315
                                                                  ==============


ADR - American Depository Receipt

*     non-income producing securities

** Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Constellation Institutional Portfolios
            ----------------------------------------

By (Signature and Title)*           /s/ John H. Grady
                         -------------------------------------------------------
                                    John H. Grady, President
                                    (principal executive officer)

Date                                May 16, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ John H. Grady
                         -------------------------------------------------------
                                    John H. Grady, President
                                    (principal executive officer)

Date                                May 16, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ John H. Leven
                         -------------------------------------------------------
                                    John H. Leven, Chief Financial Officer
                                    (principal financial officer)

Date                                May 17, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.